UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22920

The Advisors’ Inner Circle Fund III

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: (877) 446-3863

Date of fiscal year end: July 31, 2021

Date of reporting period: July 31, 2021

Item 1.	Reports to Stockholders.

A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act or 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

The Advisors’ Inner Circle Fund III

CCT Thematic Equity Fund

ANNUAL REPORT	JULY 31, 2021

THE ADVISORS’ INNER CIRCLE FUND III	CCT THEMATIC EQUITY FUND
JULY 31, 2021

The Fund files its complete schedule of investments with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT within sixty days after period end. The Fund’s Form N-PORT reports are available on the SEC’s website at http://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to fund securities, as well as information relating to how the Fund voted proxies relating to fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-844-755-3863; and (ii) on the SEC’s website at http://www.sec.gov.

THE ADVISORS’ INNER CIRCLE FUND III	CCT THEMATIC EQUITY FUND
JULY 31, 2021
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Dear Shareholders,

FUND OVERVIEW

The CCT Thematic Equity Fund utilizes an unconstrained strategy that seeks opportunities created by secular trends over a multi-year time horizon. CCT believes there are long-term secular trends that stem from economic, demographic, and technological changes that are powerful enough to influence corporate performance across multiple industries. The Fund seeks exposure to these tailwinds and the long-term capital appreciation they can provide.

Examples of themes include:

•

The Advent of Molecular Medicine. Breakthroughs in the science relating to human genomes, including genomic sequencing technology, clinical knowledge, and data analytics, can deliver novel treatments and diagnostics and change the practice of medicine.

•

Next-Generation Automation. New industries such as retail, food service and healthcare are adopting automation technologies, which may lead to improved productivity, shifts in retail supply chains, and growing end markets for industrial equipment and technology components.

The strategy combines top-down secular and cyclical views with fundamental, bottom-up research. The research process includes thematic idea generation, proprietary theme-level analysis, fundamental company analysis and a macroeconomic overlay. Proactive risk management is incorporated at all stages of the research and portfolio construction process, at the individual holding level as well as at the portfolio level.

FUND PERFORMANCE RECAP

Our differentiated thematic approach and disciplined research process allow the team to identify companies exposed to secular tailwinds with positive expected return potential. For the fiscal year-ended July 31, 2021, the CCT Thematic Equity Fund (the “Fund”) returned 36.75%, significantly outperforming the MSCI All Country World Index’s (“benchmark”) return of 29.68%.

THE ADVISORS’ INNER CIRCLE FUND III	CCT THEMATIC EQUITY FUND
JULY 31, 2021
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As of July 31, 2021	Since Inception (9/30/2020)
CCT Thematic Equity Fund (THMEX–Institutional)	36.75%
MSCI All Country World Index (ACWI) (benchmark)	29.68%

THE ADVISORS’ INNER CIRCLE III CCT THEMATIC EQUITY FUND

Fund inception date: 9/30/2020. The net expense ratio is 0.65%. The adviser has contractually agreed to waive fees and reimburse all or a portion of its fees until November 30, 2021. Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be higher or lower. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost and current performance may be lower or higher than the performance quoted. Performance for periods less than one year are cumulative. For performance current to the most recent calendar month end, please call 888-228-0002.

INVESTMENT ENVIRONMENT

Stock markets globally continued their spectacular post-pandemic rebound throughout the past year, as economic and earnings growth soared. In the months since its pandemic-induced low in late March 2020, the MSCI ACWI has delivered a total return above 94%. No prior bull market has generated such strong returns so quickly.

Driving the market rebound were the economic reopening and extraordinary fiscal and monetary stimulus. However, valuations are stretched for most asset classes. The 10-year Treasury is 1.22%, less than half its 20-year average of 3.1%. Market strength has narrowed, with fewer stocks driving performance. Global economic growth is likely to slow to merely healthy levels as pent-up demand is sated, contrary to the expectations reflected in global equities. We expect choppy markets through 2021, but given staggering liquidity and central banks’ still relatively dovish stance, we think a large equity correction is unlikely this year.

Beyond 2021, we expect equity market performance to hinge on inflation. Above average inflation has led some central banks to reduce stimulus sooner than planned. Inflation’s sudden return has prompted much new writing, but to date, we have not found much that is helpful to us as investors. We are particularly interested in understanding how the drivers of inflation differ over various time periods and the impact inflation has on equity performance. If inflation remains relatively high, it is likely to weigh on financial asset returns. Historically, stock markets have generated almost all their excess returns during periods of low inflation.

Our long-term outlook is for inflation to recede after its initial rise, as pent-up demand is satisfied, but we don’t expect it to decline to pre-pandemic levels.

Two major factors drive our outlook: the manufacturing sector’s shift from relying on global supply chains to regional ones, and the potential shift from fossil fuels to green energy.

•	Manufacturing and its supply chains globalized after China joined the World Trade Organization (WTO) in 2001, in response to China’s unique combination of competitive

THE ADVISORS’ INNER CIRCLE FUND III	CCT THEMATIC EQUITY FUND
JULY 31, 2021
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advantages: infrastructure of first-world quality and wages at third world levels. China’s allure as a manufacturing hub increased further after the GFC, when the Chinese government invested heavily in high-speed railways, airports, and other infrastructure. This build-out made it possible for China to locate export production in inland areas and allowed hundreds of millions of China’s inland workers to join the global labor force en masse.

•

The pandemic highlighted key risks of relying on optimized global supply chains. Some governments are now moving to require local or regional sourcing of key products. Building these redundant supply chains may help emergency preparedness, but it will also raise production costs.

•

We expect the potential switch from fossil fuels to green energy to be inflationary for many years. The world’s energy infrastructure was built over decades, and its value has been almost fully depreciated, although it could be used for decades to come. Replacing it with renewable energy may be necessary to save the planet but it will not be cheap. More stringent environmental regulations around the world will also increase the cost of producing energy. Because energy accounts for roughly one-third of the input costs of consumer goods, rising energy prices will raise prices for a wide array of products.

Two other factors are likely to drive higher long-term inflation to a lesser degree. First, the slow growth in working age populations almost everywhere except India and Africa creates upward pressure on wages. In the U.S., COVID-19 accelerated the retirement of baby boomers, leading to the first ever contraction in the U.S. labor force. Second, the price declines for technology that reduced overall inflation in the last two decades are slowing as chip makers are now encountering physical limitations in making semiconductors smaller.

PERFORMANCE DISCUSSION

The Fund’s holdings are focused on investable ideas that stem from economic or technological changes that are powerful enough to influence corporate performance across multiple industries.

The COVID-19 pandemic created an unprecedented market environment. Throughout, we remained committed to our thematic approach. We stayed focused on the powerful secular trends, disruptive ideas, innovations, and economic forces that are reshaping the world.

Thematic investing has a forward-looking, long-term view that minimizes overreactions to daily events and resulting market volatility. We believe this is a thoughtful long-term approach to investing, as markets tend to overemphasize present data and underestimate (and undervalue) the impact of longer-term structural changes.

The Fund’s largest active exposures were to the healthcare and energy sectors. This is reflective of our themes, and both sectors contributed to the Fund’s gains for the reporting period. Molecular Medicine was one of our most impactful themes, in particular our exposure to CRISPR gene editing technology. Initial data from ongoing trials marked an important

THE ADVISORS’ INNER CIRCLE FUND III	CCT THEMATIC EQUITY FUND
JULY 31, 2021
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milestone for CRISPR as a technology and as an approach to treating genetic disease. This was an exciting moment for molecular medicine and the long-term meaning for the treatment of chronic disease is critical.

In contrast, the Fund’s exposure to financials and industrials detracted from performance relative to the MSCI ACWI. Our exposure in the industrials sector is driven by our theme focused on Next-Generation Automation and the Retail Supply Chain. After a very strong 2020, many of these names lagged the overall market. We continue to believe in the long-term thesis.

While our themes are intended to be multi-year (or even multi-decade), the portfolio managers adjust positioning to respond to the current market and macroeconomic environment.

Key actions included:

•	After a strong 2020 where COVID-19 acted as a tailwind for many of our themes, we trimmed exposure to companies that performed extraordinarily well and had become outsized positions in the portfolio.
•

We began to overweight energy stocks, given their history of outperforming in periods of rising inflation. We continue to favor energy stocks. The global economic recovery, coupled with low levels of capital spending, relatively easy monetary policy and a relatively weak U.S. dollar, are a recipe for high oil prices. The sector is also more attractively valued than the equity market overall.

•

We introduced a new, inflation focused theme. Most of our themes tend to be longer-term and secular in nature, transcending business cycles. Normally, we apply our research insights into cyclical swings to determine appropriate weights for our themes. Occasionally, however, a macroeconomic shift appears to have larger and longer implications so that the change itself becomes a theme. That’s what occurred towards the end of 2020, when we began to express our inflation perspective in portfolios by adding a new theme, “The End of Disinflationary Tailwinds.”

•	We increased weightings in two other themes:
○	Next Generation Automation. As shrinking labor forces put upward pressure on wages, we anticipate increased investment in automation across multiple industries.
○

Long-Term COVID-19 Beneficiaries. We focus on companies that restructured operations during the pandemic or are enabling other companies to restructure to improve productivity and capitalize on the pandemic-induced changes in how we all live and work.

OUTLOOK

Trends don’t last forever. Every decade seems to begin with a common area of focus uniting most of the world’s 10 largest stocks, as measured by market capitalization. In 1990, all but two were Japanese. In 2000, technology and telecommunications companies dominated the top 10 list. In 2010, most of the top 10 were commodity producers benefiting from China’s

THE ADVISORS’ INNER CIRCLE FUND III	CCT THEMATIC EQUITY FUND
JULY 31, 2021
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boom. Today, most are Internet-related. Very few companies have remained in the top 10 for more than a decade.

New themes will arise as this decade unfolds, and some existing themes will become more important. We expect Molecular Medicine to be among the latter, due to the rapid progress in gene editing technology. In 2012, Drs. Jennifer Doudna and Emmanuelle Charpentier first published research that showed the promise of editing DNA using a molecular toolkit known as CRISPR. Eight years later, the pair won the Nobel prize. In late June of this year, Intellia Therapeutics, a company Dr. Doudna co-founded, presented data showing the efficacy of using CRISPR to edit human DNA to treat a dreadful genetic disorder. This was a historic breakthrough. Most new biotechnologies have taken 30 years to bear fruit. CRISPR has reached patients in just a decade. As CRISPR-derived treatments move into broader clinical use, the ability to cure previously incurable diseases with a one-time genetic modification will likely change the practice of medicine as we know it.

We are also studying productivity intensely now. Higher productivity is often the antidote to inflation and the source of true wealth creation. Improved productivity is at the heart of many of our investment themes. The post-pandemic productivity boom could be larger than most. Recessions typically upend only one or two economic sectors. The COVID-19 pandemic upended many. Our initial assessment is that productivity growth in the decade ahead will pick up from the very low levels of the past decade, but it won’t rise soon enough to counteract the cyclical and secular inflationary forces underway.

CONCLUSION

We expect some choppiness in global markets as central banks seek to manage rising inflation and still-elevated unemployment levels by adjusting interest rates. At some point in the next several years, we expect equity markets to experience a correction. Equity markets don’t go up in a straight line. Often, they take the stairs—with some steps down.

This backdrop makes it even more important for us to use our thematic investing process to identify stocks that can outperform the market and to avoid stocks likely to lag. We believe that with thoughtful research and diligent risk management, we are well positioned to deliver on our commitment to you over time.

The material represents the manager’s assessment of the portfolio and market environment at a specific point in time and should not be relied upon by the reader as research or investment advice regarding any stock.

Investing involves risk, including possible loss of principal. The Fund uses investment techniques that are different from the risks ordinarily associated with equity investments and are considered complex trading strategies. In addition to the normal risks associated with investing, international investments may involve risk of capital loss from unfavorable fluctuation in currency values, from differences in generally accepted accounting principles, or from social, economic, or political instability in other nations. Commodity linked securities can be more volatile and less liquid than the underlying commodities themselves and the use of leverage may accelerate the velocity of potential losses. These alternative investment strategies include risks in addition to those risks with direct investments in securities as described in the prospectus. Such strategies may not be suitable for all investors.

THE ADVISORS’ INNER CIRCLE FUND III	CCT THEMATIC EQUITY FUND
JULY 31, 2021
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Index performance returns do not reflect any management fees, transaction costs or expenses. Indexes are unmanaged and one cannot invest directly in an index. Past performance does not guarantee future results.

THE ADVISORS’ INNER CIRCLE FUND III	CCT THEMATIC EQUITY FUND
JULY 31, 2021
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Definition of the Comparative Indices

MSCI All Country World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets.

THE ADVISORS’ INNER CIRCLE FUND III	CCT THEMATIC EQUITY FUND
JULY 31, 2021
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Growth of a $20,000,000 Investment

Comparison of Change in the Value of a $20,000,000 investment in the CCT Thematic Equity Fund, Institutional Class Shares, versus the MSCI All Country World Index

Cumulative Total Return For The Period Ending July 31, 2021

Cumulative Inception to Date*
Chevy Chase Trust Thematic Equity Fund, Institutional Shares	36.75%
MSCI All Country World Index	29.68%

* The CCT Thematic Equity Fund commenced operations on September 30, 2020.

Fee waivers were in effect previously, if they had not been in effect, performance would have been lower.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, may be worth less than its original cost.

The Fund’s performance assumes the reinvestment of dividends and capital gains. Index returns assume reinvestment of dividends and, unlike a fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives. The Fund’s holdings and allocations are subject to change because it is actively managed and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative indices on page 3.

THE ADVISORS’ INNER CIRCLE FUND III	CCT THEMATIC EQUITY FUND
JULY 31, 2021

SECTOR WEIGHTINGS (Unaudited)†

  † Percentages are based on total investments.

SCHEDULE OF INVESTMENTS COMMON STOCK — 95.3%

	Shares	Value (000)
BELGIUM — 2.3%
VGP	5,985	$1,232

CANADA — 2.7%
Franco-Nevada	9,156	1,464

FRANCE — 2.5%
LVMH Moet Hennessy Louis Vuitton ADR	8,582	1,376

GERMANY — 1.3%
Delivery Hero *	4,715	706

HONG KONG — 1.6%
AIA Group	72,169	865

IRELAND — 2.0%
Accenture, Cl A	3,465	1,101

ISRAEL — 1.0%
Fiverr International *	2,273	566

JAPAN — 6.6%
Daifuku	13,902	1,238
FANUC	6,478	1,440
Sumitomo Mitsui Financial Group	26,255	884

		3,562

NETHERLANDS — 2.2%
ASML Holding, Cl G	1,523	1,168

SPAIN — 1.9%
Industria de Diseno Textil	29,827	1,012

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	CCT THEMATIC EQUITY FUND
JULY 31, 2021

SCHEDULE OF INVESTMENTS

	Shares	Value (000)
SWITZERLAND — 4.8%
Nestle ADR	12,863	$1,629
Novartis ADR	10,538	974

		2,603

UNITED KINGDOM — 4.3%
London Stock Exchange Group	6,138	639
Royal Dutch Shell ADR, Cl B	28,759	1,137
Unilever ADR	9,197	529

		2,305

UNITED STATES — 62.1%

COMMUNICATION SERVICES — 8.0%
Alphabet, Cl C *	656	1,774
Verizon Communications	22,348	1,246
Walt Disney *	7,311	1,287

		4,307

CONSUMER DISCRETIONARY — 4.9%
Amazon.com *	247	822
NIKE, Cl B	8,484	1,421
Stitch Fix, Cl A *	7,994	431

		2,674

CONSUMER STAPLES — 2.8%
Estee Lauder, Cl A	4,507	1,504

ENERGY — 4.5%
ChampionX *	17,464	406
EOG Resources	17,163	1,250
Schlumberger	26,626	768

		2,424

FINANCIALS — 7.7%
Goldman Sachs Group	4,764	1,786
JPMorgan Chase	10,728	1,628
MSCI, Cl A	1,225	730

		4,144

HEALTH CARE — 14.7%
CryoPort *	9,132	564
CVS Health	11,740	967
Guardant Health *	5,101	560
Illumina *	4,361	2,162
Intellia Therapeutics *	11,199	1,589
Intuitive Surgical *	587	582
Regeneron Pharmaceuticals *	2,692	1,547

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	CCT THEMATIC EQUITY FUND
JULY 31, 2021

SCHEDULE OF INVESTMENTS

	Shares	Value (000)
		$7,971

INDUSTRIALS — 2.0%
Kadant	6,126	1,103

INFORMATION TECHNOLOGY — 13.1%
Apple	9,576	1,397
Cadence Design Systems *	6,273	926
Cognex	16,288	1,473
Impinj*	30,781	1,416
NVIDIA	4,112	802
Splunk*	7,744	1,099

		7,113

REAL ESTATE — 1.9%
Terreno Realty ‡	14,916	1,020

UTILITIES — 2.5%
American Electric Power	15,134	1,334

		33,594

TOTAL COMMON STOCK (Cost $41,975)		51,554

TOTAL INVESTMENTS— 95.3% (Cost $41,975)		$51,554

Percentages are based on Net Assets of $54,101 (000).

*	Non-income producing security.
‡	Real Estate Investment Trust.

ADR — American Depositary Receipt

Cl — Class

As of July 31, 2021, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance of fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended July 31, 2021, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	CCT THEMATIC EQUITY FUND
JULY 31, 2021

STATEMENT OF ASSETS AND LIABILITIES (000) (1)

Assets:
Investments, at Value (Cost $41,975)	$51,554
Cash	2,546
Dividend and Interest Receivable	22
Receivable for Capital Shares Sold	19
Reclaim Receivable	14
Deferred Offering Costs (Note 2)	11
Receivable due from Investment Adviser Fees	8
Other Prepaid Expenses	5

Total Assets	54,179

Liabilities:
Payable for Capital Shares Redeemed	9
Payable for Professional Fees	30
Payable due to Administrator	5
Payable due to Transfer Agent	5
Payable for Pricing Fees	5
Payable for SEC Registration Fees	3
Chief Compliance Officer Fees Payable	2
Other Accrued Expenses and Other Payables	19

Total Liabilities	78

Net Assets	$54,101

Net Assets Consist of:
Paid-in Capital	$43,039
Total Distributable Earnings	11,062

Net Assets	$54,101

Institutional Shares:
Net Assets	$54,101
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	3,970,787
Net Asset Value, Offering and Redemption Price Per Share	$13.62

(1) Amounts shown in (000)s with the exception of Outstanding Shares of Beneficial Interest and Net Asset Value Per Share.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	CCT THEMATIC EQUITY FUND

STATEMENT OF OPERATIONS (000)

Period
Ended
July 31, 2021*
Investment Income:
Dividends	$467
Less: Foreign Taxes Withheld	(21)

Total Investment Income	446

Expenses:
Investment Advisory Fees	171
Administration Fees	50
Trustees’ Fees	14
Chief Compliance Officer Fees	7
Professional Fees	57
Offering Costs	53
Transfer Agent Fees	23
Printing Fees	13
Registration and Filing Fees	6
Other Expenses	69

Total Expenses	463

Less:
Waiver of Investment Advisory Fees	(171)
Reimbursement of Expense from Investment Adviser	(69)

Net Expenses	223

Net Investment Income	223

Net Realized Gain (Loss) on:
Investments	1,461
Foreign Currency Transactions	(1)

Net Realized Gain	1,460

Net Unrealized Appreciation on:
Investments	9,579
Foreign Currency Translation	–

Net Unrealized Appreciation	9,579

Net Realized and Unrealized Gain on Investments and Foreign Currency Transactions	11,039

Net Increase in Net Assets Resulting from Operations	$11,262

*Commenced operations on September 30, 2020.

Amounts designated as “—” have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	CCT THEMATIC EQUITY FUND

STATEMENT OF CHANGES IN NET ASSETS (000)

Period
Ended
July 31, 2021*
Operations:
Net Investment Income	$223
Net Realized Gain on Investments and Foreign Transactions	1,460
Net Unrealized Appreciation on Investments and Foreign Currency Translations	9,579

Net Increase in Net Assets Resulting From Operations	11,262

Distributions:
Institutional Shares	(200)

Total Distributions	(200)

Capital Share Transactions:
Institutional Shares
Issued	46,254
Reinvestment of Distributions	1
Redeemed	(3,216)

Net Institutional Shares Transactions	43,039

Net Increase in Net Assets From Capital Share Transactions	43,039

Total Increase in Net Assets	54,101

Net Assets:
Beginning of Period	–

End of Period	$54,101

Shares Transactions:
Institutional Shares
Issued	4,231
Reinvestment of Distributions	–
Redeemed	(260)

Total Institutional Shares Transactions	3,971

Net Increase in Shares Outstanding From Share Transactions	3,971

*Commenced operations on September 30, 2020.

Amounts designated as “—” are $0 or have been rounded to 0 Shares.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	CCT THEMATIC EQUITY FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios For a Share Outstanding Throughout the Period

Period
Ended
July 31, 2021 (1)
Net Asset Value, Beginning of Period	$10.00

Income from Investment Operations:
Net Investment Income*	0.07
Net Realized and Unrealized Gain	3.60

Total from Investment Operations	3.67

Dividends and Distributions:
Net Investment Income	(0.05)

Total Dividends and Distributions	(0.05)

Net Asset Value, End of Period	$13.62

Total Return†	36.75%

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$54,101

Ratio of Expenses to Average Net Assets	0.65%††

Ratio of Expenses to Average Net Assets (Excluding Waivers and Reimbursements)	1.35%††

Ratio of Net Investment Income to Average Net Assets	0.65%††
Portfolio Turnover Rate‡	21%

*	Per share calculations were performed using average shares for the period.
†

Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

††	Annualized
‡	Portfolio turnover is for the period indicated and has not been annualized.
(1)	Commenced operations September 30, 2020.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	CCT THEMATIC EQUITY FUND
JULY 31, 2021

NOTES TO FINANCIAL STATEMENTS

1. Organization:

The Advisors’ Inner Circle Fund III (the “Trust”) is organized as a Delaware statutory trust under a Declaration of Trust dated December 4, 2013. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 47 funds. The financial statements herein are those of the CCT Thematic Equity Fund (the “Fund”). The investment objective of the Fund is to seek long-term capital appreciation. The Fund is classified as a diversified investment company. Chevy Chase Trust Company serves as the Fund’s investment adviser (the “Adviser”). The Fund currently offers Institutional Shares. The Fund commenced operations on September 30, 2020. The financial statements of the remaining funds of the Trust are presented separately. The assets of each fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held.

2. Significant Accounting Policies:

The following are significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund. The Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

Use of Estimates — The preparation of financial statements, in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 pm ET if a security’s primary exchange is normally open at that time), or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on the NASDAQ Stock Market (the “NASDAQ”), the NASDAQ Official Closing Price will be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. All investment companies held in the Fund’s portfolio are valued at the published net asset value.

THE ADVISORS’ INNER CIRCLE FUND III	CCT THEMATIC EQUITY FUND
JULY 31, 2021

Securities for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Fund’s Board of Trustees (the “Board”). The Fund’s Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which the Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates its net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the Adviser of the Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates its net asset value, it may request that a Committee meeting be called.

The Fund uses Markit Fair Value (“Markit”) as a third party fair valuation vendor when the fair value trigger is met. Markit provides a fair value for foreign securities in the Fund based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security) applied by Markit in the event that there is a movement in the U.S. market that exceeds a specific threshold established by the Committee. The Committee establishes a “confidence interval” which is used to determine the level of correlation between the value of a foreign security and movements in the U.S. market before a particular security is fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, the Fund values its non-U.S. securities that exceed the applicable “confidence interval” based upon the fair values provided by Markit. In such event, it is not necessary to hold a Committee meeting. In the event that the Adviser believes that the fair values provided by Markit are not reliable, the Adviser contacts SEI Investments Global Fund Services (the “Administrator”) and may request that a meeting of the Committee be held.

THE ADVISORS’ INNER CIRCLE FUND III	CCT THEMATIC EQUITY FUND
JULY 31, 2021

If a local market in which the Fund owns securities is closed for one or more days, the Fund shall value all securities held in that corresponding currency based on the fair value prices provided by Markit using the predetermined confidence interval discussed above.

There were no securities in the Fund valued in accordance with fair value procedures as of July 31, 2021.

In accordance with U.S. GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price).

Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

●	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

●

Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.); and

●	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For the period ended July 31, 2021, there have been no significant changes to the Fund’s fair valuation methodology.

Federal Income Taxes — It is the Fund’s intention to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986 (the “Code”), as amended.

THE ADVISORS’ INNER CIRCLE FUND III	CCT THEMATIC EQUITY FUND
JULY 31, 2021

Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current period. The Fund did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., from commencement of operations, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the period ended July 31, 2021, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Fund did not incur any interest or penalties.

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income and expense are recorded on the ex-dividend date. Dividend income is recorded net of unrecoverable withholding tax. Interest income is recognized on the accrual basis from settlement date. Certain dividends and expenses from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date.

Foreign Currency Translation — The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Fund does not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid.

THE ADVISORS’ INNER CIRCLE FUND III	CCT THEMATIC EQUITY FUND
JULY 31, 2021

Investments in Real Estate Investment Trusts (“REITs”) — Dividend income from REITs is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

Classes — Class specific expenses are borne by that class of shares. Income, realized and unrealized gains (losses), and non-class specific expenses are allocated to the respective class on basis of relative daily net assets.

Expenses — Most expenses of the Trust can be directly attributed to a particular fund. Expenses which cannot be directly attributed to a particular fund are apportioned among the funds of the Trust based on the number of funds and/or relative net assets.

Cash — Idle cash may be swept into various time deposit accounts and is classified as cash on the Statement of Assets and Liabilities. The Fund maintains cash in bank deposit accounts which, at times may exceed United States federally insured limits. Amounts invested are available on the same business day.

Dividends and Distributions to Shareholders — The Fund distributes substantially all of its net investment income annually. Any net realized capital gains are distributed annually. All distributions are recorded on ex-dividend date.

Deferred Offering Costs — Offering costs of the Fund, including costs of printing the initial prospectus, legal, and registration fees, are being amortized to expense over a twelve month period. As of July 31, 2021, the Fund had $10,723 remaining to be amortized.

3.  Transactions with Affiliates:

Certain officers of the Trust are also employees of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

The services provided by the CCO and his staff are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.

THE ADVISORS’ INNER CIRCLE FUND III	CCT THEMATIC EQUITY FUND
JULY 31, 2021

4.  Administration, Custodian and Transfer Agent Agreements:

The Fund and the Administrator are parties to an Administration Agreement under which the Administrator provides administration services to the Fund. For these services, the Administrator is paid an asset based fee, which will vary depending on the number of share classes and the average daily net assets of the Fund. For the period ended July 31, 2021, the Fund paid $49,972 for these services.

The Trust and SEI Investments Distribution Co. (the “Distributor”) are parties to a Distribution Agreement. The Distributor receives no fees under the agreement.

Brown Brothers Harriman & Co., acts as custodian (the “Custodian”) for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.

Apex Group Ltd. serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust.

5.  Investment Advisory Agreement:

Under the terms of an investment advisory agreement, the Adviser provides investment advisory services to the Fund at a fee calculated at an annual rate of 0.50% of the Fund’s average daily net assets. As of July 31, 2021, the fees for these services were $171,346. The Adviser has contractually agreed to waive fees and/or to reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions, 12b-1 Fees, Shareholder Servicing Fees, acquired fund fees and expenses, fees paid to third party tax reclaim recovery service providers and non-routine expenses (collectively, “excluded expenses”)) from exceeding 0.65% of the average daily net assets of the Fund’s Institutional Shares until November 30, 2021 (the “Expense Limitation”). The Adviser may recover all or a portion of its fee reductions or expense reimbursements, up to the expense cap in place at the time the expenses were waived, within a three-year period from the year in which it reduced its fee or reimbursed expenses if the Fund’s total annual fund operating expenses are below the Expense Limitation. This agreement may be terminated by the Board for any reason at any time, or by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on November 30, 2021. As of July 31, 2021, the fees which were previously waived by the Adviser which may be subject to possible future reimbursement, up to the expense cap in place at the time the expenses were waived to the Adviser were $51,743 expiring in 2023.

THE ADVISORS’ INNER CIRCLE FUND III	CCT THEMATIC EQUITY FUND
JULY 31, 2021

6.  Investment Transactions:

For the period ended July 31, 2021*, the Fund made purchases of $49,078,587 and sales of $8,563,601 in investment securities, excluding in-kind transactions, long-term U.S. Government and short-term securities. For the period ended July 31, 2021*, there were no purchases or sales of long-term U.S. Government securities.

*Commenced operations on September 30, 2020.

7.  Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain/(loss) on investment transactions for a reporting period may differ significantly from distributions during the year. The book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to distributable earnings or paid-in capital as appropriate, in the period that the difference arises.

During the period ended July 31, 2021, the permanent differences in the components of distributable earnings primarily consist of foreign currency translations and reclassification of long term capital gain distribution on REITs. There were no permanent differences charged or credited to paid-in capital.

The tax character of dividends and distributions declared during the period ended July 31, 2021 was as follows (000):

	Ordinary Income	Long-Term Capital Gain	Total
2021	$ 200	$ —	$ 200

As of July 31, 2021, the components of Distributable Earnings on a tax basis were as follows (000):

Undistributed Ordinary Income	$1,617
Unrealized Appreciation	9,445

Total Distributable Earnings	$11,062

For Federal income tax purposes, the cost of securities owned at July 31, 2021 and net realized gains or losses on securities sold for the period were different from the amounts reported for financial reporting purposes. These differences were primarily due to wash sales, which cannot be used for Federal income tax purposes in the current period and have been deferred for use in future years.

THE ADVISORS’ INNER CIRCLE FUND III	CCT THEMATIC EQUITY FUND
JULY 31, 2021

The Federal tax cost and aggregate gross unrealized appreciation and depreciation for the investments held (including foreign currency) by the Fund at July 31, 2021, were as follows (000):

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation
$ 42,109	$ 10,557	$ (1,112)	$ 9,445

8.  Concentration of Risks:

As with all mutual funds, there is no guarantee that the Fund will achieve its investment objective. You could lose money by investing in the Fund. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency. The principal risk factors affecting shareholders’ investments in the Fund are set forth below.

American Depositary Receipts Risk — ADRs are certificates evidencing ownership of shares of a foreign issuer that are issued by depositary banks and generally trade on an established market. ADRs are subject to many of the risks associated with investing directly in foreign securities, including, among other things, political, social and economic developments abroad, currency movements, inflation and different legal, regulatory and tax environments. Certain of the depositary receipts in which the Fund invests may be unsponsored depositary receipts. Unsponsored depositary receipts may not provide as much information about the underlying issuer and may not carry the same voting privileges as sponsored depositary receipts. Unsponsored depositary receipts are issued by one or more depositaries in response to market demand, but without a formal agreement with the company that issues the underlying securities.

Common Stock Risk — The prices of common stock may fall over short or extended periods of time. Common stock generally is subordinate to preferred stock and debt upon the liquidation or bankruptcy of the issuing company.

Equity Market Risk — The risk that stock prices will fall over short or extended periods of time, sometimes rapidly and unpredictably. The value of equity securities will fluctuate in response to factors affecting a particular company, as well as broader market and economic conditions. Broad movements in financial markets may adversely affect the price of the Fund’s investments, regardless of how well the companies in which the Fund invests perform. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund. Moreover, in the event of a company’s bankruptcy, claims of

THE ADVISORS’ INNER CIRCLE FUND III	CCT THEMATIC EQUITY FUND
JULY 31, 2021

certain creditors, including bondholders, will have priority over claims of common stock holders such as the Fund.

Foreign Currency Risk — As a result of the Fund’s investments in securities denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar, in which case the dollar value of an investment in the Fund would be adversely affected.

Foreign Investment Risk — The risk that non-U.S. securities may be subject to additional risks due to, among other things, political, social and economic developments abroad, currency movements, inflation and different legal, regulatory and tax environments.

Large Capitalization Risk — The risk that larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Larger companies also may not be able to attain the high growth rates of successful smaller companies.

New Fund Risk — Because the Fund is new, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy, may not employ a successful investment strategy, or may fail to attract sufficient assets under management to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences for shareholders and will cause shareholders to incur expenses of liquidation.

Management Risk — The value of the Fund may decline if the Adviser’s judgments about the attractiveness, relative value or potential appreciation of a particular security or strategy prove to be incorrect.

REITs Risk — REITs are trusts that invest primarily in commercial real estate or real estate-related loans. The Fund’s investments in REITs are subject to the risks associated with the direct ownership of real estate. Securities of companies principally engaged in the real estate industry may be subject to the risks associated with the direct ownership of real estate. Risks commonly associated with the direct ownership of real estate include fluctuations in the value of underlying properties, defaults by borrowers or tenants, changes in interest rates and risks related to general or local economic conditions. The Fund’s investments are concentrated in issuers conducting business in the real estate industry, and therefore the Fund is subject to risks associated with legislative or regulatory changes, adverse market conditions and/or increased competition affecting that industry.

Some REITs may have limited diversification and may be subject to risks inherent in financing a limited number of properties.

THE ADVISORS’ INNER CIRCLE FUND III	CCT THEMATIC EQUITY FUND
JULY 31, 2021

Sector Risk — The risk that from time to time, based on market or economic conditions, the Fund may have significant positions in one or more sectors of the market. To the extent the Fund invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors may be more volatile, and may perform differently, than the broader market. The industries that constitute a sector may all react in the same way to economic, political or regulatory events.

Small and Medium Capitalization Companies Risk — The risk that small and medium capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small and medium capitalization companies may have limited product lines, markets and financial resources and may depend upon a relatively small management group. Therefore, small capitalization and medium capitalization stocks may be more volatile than those of larger companies. Small capitalization and medium capitalization stocks may be traded over-the-counter or listed on an exchange.

Thematic Investing Strategy Risk — The Adviser manages the Fund’s assets pursuant to its proprietary Thematic-focused investment strategy.

The Adviser uses a thematic investing approach to manage the Fund’s assets. Thematic investing involves capitalizing on what the Adviser believes to be powerful trends, disruptive ideas, innovations and economic forces that are secular (i.e., long-term and persisting regardless of macroeconomic cycles) and are reshaping the world (“Themes”). Examples of Themes include:

●

The Advent of Molecular Medicine. The Adviser believes that breakthroughs in the science relating to human genomes, including genomic sequencing technology, clinical knowledge, and data analytics, have the opportunity to deliver novel treatments and diagnostics and change the practice of medicine.

●

Next-Generation Automation. The Adviser believes that new industries such as retail, food service and healthcare are adopting automation technologies, which may lead to improved productivity, shifts in retail supply chains, and growing end markets for industrial equipment and technology components.

The value of the Fund may decline if, among other reasons, Themes beneficial to the Fund do not develop as anticipated or maintain over time, companies selected by the Adviser for inclusion in the Fund’s portfolio as a result of Thematic analysis do not perform as anticipated, the Adviser fails to identify or declines to include in the Fund’s portfolio profitable companies that would have been beneficial to a Theme, or other investment strategies generally outperform Thematic investing based on a variety of factors.

THE ADVISORS’ INNER CIRCLE FUND III	CCT THEMATIC EQUITY FUND
JULY 31, 2021

9.  Other:

At July 31, 2021, 93% of the total shares outstanding were held by one record shareholder owning 10% or greater of the aggregate total shares outstanding. This shareholder is comprised of an omnibus accounts that was held on behalf of various individual shareholders.

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

Clients and employees of CCT may invest in the Fund on the same terms as other investors. In addition, securities in the Fund may trade at different times than the same securities are traded in CCT accounts outside the Fund for the same investors.

10.  Subsequent Events:

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements as of July 31, 2021.

THE ADVISORS’ INNER CIRCLE FUND III	CCT THEMATIC EQUITY FUND
JULY 31, 2021

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of CCT Thematic Equity Fund and the Board of Trustees of The Advisors’ Inner Circle Fund III:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of CCT Thematic Equity Fund, one of the funds constituting The Advisors’ Inner Circle Fund III (the “Fund”), as of July 31, 2021, the related statement of operations, the statement of changes in net assets, and the financial highlights for the period from September 30, 2020 (commencement of operations) through July 31, 2021, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material aspects, the financial position of CCT Thematic Equity Fund as of July 31, 2021, and the results of its operations, the changes in its net assets, and the financial highlights for the period from September 30, 2020 (commencement of operations) through July 31, 2021, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audit we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of July 31, 2021, by correspondence with the custodian and brokers; when replies

THE ADVISORS’ INNER CIRCLE FUND III	CCT THEMATIC EQUITY FUND
JULY 31, 2021

were not received from brokers, we performed other auditing procedures. We believe that our audit provides a reasonable basis for our opinion.

Deloitte & Touche LLP

Philadelphia, Pennsylvania

September 27, 2021

We have served as the auditor of one or more of The Advisors’ Inner Circle Fund III investment companies since 2017.

THE ADVISORS’ INNER CIRCLE FUND III	CCT THEMATIC EQUITY FUND
JULY 31, 2021
(Unaudited)

DISCLOSURE OF FUND EXPENSES

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for Fund management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from February 1, 2021 to July 31, 2021.

The table on the next page illustrates your Fund’s costs in two ways:

• Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period”.

• Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

Note: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

THE ADVISORS’ INNER CIRCLE FUND III	CCT THEMATIC EQUITY FUND
JULY 31, 2021
(Unaudited)

DISCLOSURE OF FUND EXPENSES - CONTINUED

	Beginning	Ending
	Account	Account	Annualized	Expenses
	Value	Value	Expense	Paid During
	2/01/21	7/31/21	Ratios	Period*
Institutional Class Shares
Actual Fund Return	$1,000.00	$1,148.90	0.65%	$3.46

Hypothetical 5% Return	1,000.00	1,021.57	0.65	3.26

*Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown).

[This Page Intentionally Left Blank]

THE ADVISORS’ INNER CIRCLE FUND III	CCT THEMATIC EQUITY FUND
JULY 31, 2021
	(Unaudited	)

TRUSTEES AND OFFICERS OF THE ADVISORS’ INNER CIRCLE FUND III

Set forth below are the names, years of birth, positions with the Trust, length of term of office, and the principal occupations for the last five years of each of the persons currently serving as Trustees and Officers of the Trust. Unless otherwise noted, the business address of each Trustee is SEI Investments Company, One Freedom Valley Drive, Oaks Pennsylvania 19456. Trustees who are deemed not to be “interested persons” of the Trust are referred to as “Independent Trustees”.

Name and Year of Birth	Position with Trust and Length of Time Served[1]	Principal Occupations in the Past Five Years

INTERESTED TRUSTEES [2] [3]

William M. Doran (Born: 1940)	Chairman of the Board of Trustees (since 2014)	Self-Employed Consultant since 2003. Partner at Morgan, Lewis & Bockius LLP (law firm) from 1976 to 2003. Counsel to the Trust, SEI Investments, SIMC, the Administrator and the Distributor. Secretary of SEI Investments since 1978.

INDEPENDENT TRUSTEES [3]

Jon C. Hunt (Born: 1951)	Trustee and Lead Independent Trustee (since 2014)	Retired since 2013. Consultant to Management, Conver— gent Capital Management, LLC (“CCM”) from 2012 to 2013. Managing Director and Chief Operating Officer, CCM from 1998 to 2012.

Thomas P. Lemke (Born: 1954)	Trustee (since 2014)	Retired since 2013. Executive Vice President and General Counsel, Legg Mason, Inc. from 2005 to 2013.

Nichelle Maynard-Elliott (Born: 1968)	Trustee (since 2021)	Independent Director since 2018. Executive Director, M&A at Praxair Inc. from 2011-2019.

1

Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns, or is removed in accordance with the Trust’s Declaration of Trust.

2	Trustees oversee 47 funds in The Advisors’ Inner Circle Fund III.
3	Denotes Trustees who may be deemed to be “interested” persons of the Fund as that term is defined in the 1940 Act by virtue of their affiliation with the Distributor and/or its affiliates.
4

Directorships of Companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., “public companies”) or other investment companies under the 1940 Act.

THE ADVISORS’ INNER CIRCLE FUND III	CCT THEMATIC EQUITY FUND
JULY 31, 2021
	(Unaudited	)

TRUSTEES AND OFFICERS OF THE ADVISORS’ INNER CIRCLE FUND III

Mr. Doran is a Trustee who may be an “interested” person of the Trust as that term is defined in the 1940 Act by virtue of their affiliation with the Trust’s Distributor. The Trust’s Statement of Additional Information (“SAI”) includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-888-228-0002. The following chart lists Trustees and Officers as of July 31, 2021.

Other Directorships

Held in the Past Five Years4

Current Directorships: Trustee of Delaware Wilshire Private Markets Master Fund, Delaware Wilshire Private Markets Fund, Delaware Wilshire Private Markets Tender Fund, Gallery Trust, Schroder Series Trust, Schroder Global Series Trust, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Asset Allocation Trust, SEI Tax Exempt Trust, Adviser Managed Trust, New Covenant Funds, SEI Insurance Products Trust and SEI Catholic Values Trust. Director of SEI Investments, SEI Investments (Europe), Limited, SEI Investments—Global Funds Services, Limited, SEI Investments Global, Limited, SEI Investments (Asia), Limited, SEI Global Nominee Ltd., SEI Investments – Unit Trust Management (UK) Limited and SEI Investments Co. Director of the Distributor.

Former Directorships: Trustee of O’Connor EQUUS (closed-end investment company) to 2016. Trustee of SEI Liquid Asset Trust to 2016. Trustee of Winton Series Trust to 2017. Trustee of The Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II, Bishop Street Funds, The KP Funds and Winton Diversified Opportunities Fund (closed-end investment company) to 2018.

Current Directorships: Trustee of Delaware Wilshire Private Markets Master Fund, Delaware Wilshire Private Markets Fund, Delaware Wilshire Private Markets Tender Fund, Chiron Capital Allocation Fund Ltd., City National Rochdale Funds, Gallery Trust, Schroder Series Trust and Schroder Global Series Trust.

Former Directorships: Trustee of O’Connor EQUUS (closed-end investment company) to 2016. Member of Independent Committee of Nuveen Commodities Asset Management to 2016. Trustee of Winton Series Trust to 2017. Trustee of Winton Diversified Opportunities Fund (closed-end investment company) to 2018.

Current Directorships: Trustee of Delaware Wilshire Private Markets Master Fund, Delaware Wilshire Private Markets Fund, Delaware Wilshire Private Markets Tender Fund, Chiron Capital Allocation Fund Ltd.,Gallery Trust, Schroder Series Trust, Schroder Global Series Trust, JP Morgan Active Exchange-Traded Funds and Symmetry Panoramic Trust.

Former Directorships: Trustee of Munder Funds to 2014. Trustee of Victory Funds to 2015. Trustee of O’Connor EQUUS (closed-end investment company) to 2016. Trustee of Winton Series Trust and AXA Premier VIP Trust to 2017. Trustee of Winton Diversified Opportunities Fund (closed-end investment company) to 2018.

Current Directorships: Trustee of Gallery Trust, Schroder Series Trust, Schroder Global Series Trust, Delaware Wilshire Private Markets Master Fund, Delaware Wilshire Private Markets Fund, Delaware Wilshire Private Markets Tender Fund. Director of Chiron Capital Allocation Fund Ltd. Director of Element Solutions Inc., Director of Xerox Holdings Corporation, and Director Nominee for Lucid Group, Inc.

THE ADVISORS’ INNER CIRCLE FUND III	CCT THEMATIC EQUITY FUND
JULY 31, 2021
	(Unaudited	)

TRUSTEES AND OFFICERS OF THE ADVISORS’ INNER CIRCLE FUND III

Name and Year of Birth	Position with Trust and Length of Time Served[1]	Principal Occupations in the Past Five Years

INDEPENDENT TRUSTEES (continued)[2]

Jay C. Nadel (Born: 1958)	Trustee (since 2016)	Self-Employed Consultant since 2004. Executive Vice President, Bank of New York Broker Dealer from 2002 to 2004. Partner/Managing Director, Weiss Peck & Greer/Robeco from 1986 to 2001.

Randall S. Yanker (Born: 1960)	Trustee (since 2014)	Co-Founder and Senior Partner, Alternative Asset Managers, L.P. since 2004.

OFFICERS

Michael Beattie (Born: 1965)	President (since 2014)	Director of Client Service, SEI Investments Company, since 2004.

James Bernstein (Born: 1962)	Vice President and Assistant Secretary (since 2017)

Attorney, SEI Investments, since 2017.

Prior Positions: Self-employed consultant, 2017. Associate General Counsel & Vice President, Nationwide Funds Group and Nationwide Mutual Insurance Company, from 2002 to 2016. Assistant General Counsel & Vice President, Market Street Funds and Provident Mutual Insurance Company, from 1999 to 2002.

John Bourgeois (Born: 1973)	Assistant Treasurer (since 2017)	Fund Accounting Manager, SEI Investments, since 2000.

1

Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns, or is removed in accordance with the Trust’s Declaration of Trust.

2	Trustees oversee 47 funds in The Advisors’ Inner Circle Fund III.
3

Directorships of Companies required to report to the Securities and Exchange Commission under the Securities Exchange act of 1934 (i.e., “public companies”) or other investment companies under the 1940 act.

THE ADVISORS’ INNER CIRCLE FUND III	CCT THEMATIC EQUITY FUND
JULY 31, 2021
	(Unaudited	)

TRUSTEES AND OFFICERS OF THE ADVISORS’ INNER CIRCLE FUND III

Other Directorships Held in the Past Five Years[3]

Current Directorships: Trustee of City National Rochdale Funds, Gallery Trust, Schroder Series Trust and Schroder Global Series Trust.

Former Directorships: Trustee of Winton Series Trust to 2017. Director of Lapolla Industries, Inc. to 2017. Trustee of Winton Diversified Opportunities Fund (closed-end investment company) to 2018.

Current Directorships: Trustee of Delaware Wilshire Private Markets Master Fund, Delaware Wilshire Private Markets Fund, Delaware Wilshire Private Markets Tender Fund, Chiron Capital Allocation Fund Ltd., Gallery Trust, Schroder Series Trust and Schroder Global Series Trust. Independent Non-Executive Director of HFA Holdings Limited.

Former Directorships: Trustee of O’Connor EQUUS (closed-end investment company) to 2016. Trustee of Winton Series Trust to 2017. Trustee of Winton Diversified Opportunities Fund (closed-end investment company) to 2018.

None.

None.

None.

THE ADVISORS’ INNER CIRCLE FUND III	CCT THEMATIC EQUITY FUND
JULY 31, 2021
	(Unaudited	)

TRUSTEES AND OFFICERS OF THE ADVISORS’ INNER CIRCLE FUND III

Name and Year of Birth	Position(s) with Trust and Length of Time Served	Principal Occupation in the Past Five Years
OFFICERS (continued)
Russell Emery (Born: 1962)	Chief Compliance Officer (since 2014)	Chief Compliance Officer of SEI Structured Credit Fund, LP since 2007. Chief Compliance Officer of The Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II, Bishop Street Funds, The KP Funds, The Advisors’ Inner Circle Fund III, Gallery Trust, Schroder Series Trust, Schroder Global Series Trust, SEI Institutional Managed Trust, SEI Asset Allocation Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Daily Income Trust, SEI Tax Exempt Trust, Adviser Managed Trust, New Covenant Funds, SEI Insurance Products Trust and SEI Catholic Values Trust. Chief Compliance Officer of O’Connor EQUUS (closed-end investment company) to 2016. Chief Compliance Officer of SEI Liquid Asset Trust to 2016. Chief Compliance Officer of Winton Series Trust to 2017. Chief Compliance Officer of Winton Diversified Opportunities Fund (closed-end investment company) to 2018.
Eric C. Griffith (Born: 1969)	Vice President and Assistant Secretary (since 2020)	Counsel at SEI Investments since 2019. Vice President and Assistant General Counsel, JPMorgan Chase & Co., from 2012 to 2018.
Matthew M. Maher (Born: 1975)	Vice President and Assistant Secretary (since 2018)	Counsel at SEI Investments since 2018. Attorney, Blank Rome LLP, from 2015 to 2018. Assistant Counsel & Vice President, Bank of New York Mellon, from 2013 to 2014. Attorney, Dilworth Paxson LLP, from 2006 to 2013.
Andrew Metzger (Born: 1980)	Treasurer Controller and Chief Financial Officer (since 2021)	Director of Fund Accounting, SEI Investments, since 2020. Senior Director, Embark, from 2019 to 2020. Senior Manager, PricewaterhouseCoopers LLP, from 2002 to 2019.
Robert Morrow (Born: 1968)	Vice President (since 2017)	Account Manager, SEI Investments, since 2007.
Alexander F. Smith (Born: 1977)	Vice President and Assistant Secretary (since 2020)	Counsel at SEI Investments since 2020. Associate Counsel & Manager, Vanguard, 2012 to 2020. Attorney, Stradley Ronon Stevens & Young, LLP, 2008 to 2012.
Bridget E. Sudall (Born: 1980)	Privacy Officer (since 2015) and Anti-Money Laundering Officer (since 2015)	Senior Associate and AML Officer, Morgan Stanley Alternative Investment Partners, from 2011 to 2015. Investor Services Team Lead, Morgan Stanley Alternative Investment Partners, from 2007 to 2011.

THE ADVISORS’ INNER CIRCLE FUND III	CCT THEMATIC EQUITY FUND
JULY 31, 2021
	(Unaudited	)

TRUSTEES AND OFFICERS OF THE ADVISORS’ INNER CIRCLE FUND III

Other Directorships

Held in the Past Five Years

None.

None.

None.

None.

None.

None.

None.

THE ADVISORS’ INNER CIRCLE FUND III	CCT THEMATIC EQUITY FUND
JULY 31, 2021
	(Unaudited	)

REVIEW LIQUIDITY RISK MANAGEMENT PROGRAM

Pursuant to Rule 22e-4 under the 1940 Act, the Fund’s investment adviser has adopted, and the Board has approved, a liquidity risk management program (the “Program”) to govern the Fund’s approach to managing liquidity risk. The Program is overseen by the Fund’s Liquidity Risk Management Program Administrator (the “Program Administrator”), and the Program’s principal objectives include assessing, managing and periodically reviewing the Fund’s liquidity risk, based on factors specific to the circumstances of the Fund.

At a meeting of the Board held on March 18, 2021, the Trustees received a report from the Program Administrator addressing the operations of the Program and assessing its adequacy and effectiveness of implementation for the period from January 1, 2020 through December 31, 2020. The Program Administrator’s report included an assessment of how market conditions caused by the COVID-19 pandemic impacted the Fund‘s liquidity risk during the period covered by the report. The Program Administrator’s report noted that the Program Administrator had determined that the Program is reasonably designed to assess and manage the Fund’s liquidity risk and has operated adequately and effectively to manage the Fund’s liquidity risk. The Program Administrator’s report noted that during the period covered by the report, there were no liquidity events that impacted the Fund or its ability to timely meet redemptions without dilution to existing shareholders. The Program Administrator’s report further noted that no material changes have been made to the Program during the period covered by the report.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

THE ADVISORS’ INNER CIRCLE FUND III	CCT THEMATIC EQUITY FUND
JULY 31, 2021

For shareholders who do not have a July 31, 2021 taxable year end, this notice is for informational purposes only. For shareholders with a July 31, 2021 taxable year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year ended July 31, 2021, the Fund is designating the following items with regard to distributions paid during the year.

Long-Term Capital Gain Distribution	Ordinary Income Distributions	Return of Capital	Total Distributions	Dividends Qualifying for Corporate Dividend Receivable Deduction(1)	Qualifying Dividend Income(2)	U.S. Government Interest (3)	Interest Related Dividends(4)	Qualified Short-Term Capital Gain(5)
0.00%	100.00%	0.00%	100.00%	11.71%	23.79%	0.00%	0.01%	0.00%

(1) Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

(2) The percentage in this column represents the amount of “Qualifying Dividend Income” as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions). It is the intention of the Funds to designate the maximum amount permitted by law.

(3) “U.S. Government Interest” represents the amount of interest that was derived from U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of total ordinary income distributions (the total of short term capital gain and net investment income distributions). Generally, interest from direct U.S. Government obligations is exempt from state income tax. However, for shareholders who are residents of California, Connecticut and New York, the statutory threshold requirements were not satisfied to permit exemption of these amounts from state income.

(4) The percentage in this column represents the amount of “Interest Related Dividend” and is reflected as a percentage of ordinary income distribution. Interest related dividends are exempted from U.S. withholding tax when paid to foreign investors.

(5) The percentage in this column represents the amount of “Short-Term Capital Gain Dividends” and is reflected as a percentage of short-term capital gain distributions that are exempted from U.S. withholding tax when paid to foreign investors.

CCT Thematic Equity Fund

P.O. Box 588

Portland, ME 04112

1-888-288-0002

Investment Adviser:

Chevy Chase Trust Company

7501 Wisconsin Avenue, 1500W,

Bethesda, MD 20814

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

1701 Market Street

Philadelphia, PA 19103

Independent Registered Public Accounting Firm:

Deloitte & Touche LLP

1700 Market Street

Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Fund described.

CCT-AR-001-0100

Item 2.	Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, controller or principal accounting officer, and any person who performs a similar function. There have been no amendments to or waivers granted to this code of ethics during the period covered by this report.

Item 3.	Audit Committee Financial Expert.

(a)(1) The Registrant’s board of trustees has determined that the Registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The Registrant’s audit committee financial experts are Thomas P. Lemke and Jay Nadel, and each of Messrs. Lemke and Nadel is considered to be “independent”, as that term is defined in Form N-CSR Item 3(a)(2).

Item 4.	Principal Accountant Fees and Services.

Fees billed by PricewaterhouseCoopers LLP (“PwC”) relate to The Advisors’ Inner Circle Fund III (the “Trust”).

PwC billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows:

		FYE July 31, 2021			FYE July 31, 2020
		All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval	All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval
(a)	Audit Fees(1)	$730,515	$0	$11,990	$581,815	$0	$607,218
(b)	Audit-Related Fees	$4,000	$0	$0	$0	$0	$0
(c)	Tax Fees(2)	$0	$0	$90,000	$0	$0	$335,050
(d)	All Other Fees	$0	$0	$1,473	$0	$0	$15,941

Fees billed by Ernst & Young LLP (“E&Y”) relate to the Trust

E&Y billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows:

		FYE July 31, 2021			FYE July 31, 2020
		All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval	All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval
(a)	Audit Fees(1)	$23,330	None	None	$23,330	None	None
(b)	Audit-Related Fees	None	None	None	None	None	None
(c)	Tax Fees	None	None	None	None	None	None
(d)	All Other Fees	None	None	None	None	None	None
Fees billed by Deloitte & Touche LLP (“D&T”) relate to the Trust D&T billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows
		2021			2020
		All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval	All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval
(a)	Audit Fees(1)	$25,000	None	None	None	None	None
(b)	Audit-Related Fees	None	None	None	None	None	None
(c)	Tax Fees	None	None	None	None	None	None
(d)	All Other Fees	None	None	None	None	None	None

Notes:

(1)	Audit fees include amounts related to the audit of the Trust’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings.

(2)	Tax return preparation fees for affiliates of the Funds.

(e)(1) The Trust’s Audit Committee has adopted and the Board of Trustees has ratified an Audit and Non-Audit Services Pre-Approval Policy (the “Policy”), which sets forth the procedures and the conditions pursuant to which services proposed to be performed by the independent auditor of the Funds may be pre-approved.

The Policy provides that all requests or applications for proposed services to be provided by the independent auditor must be submitted to the Registrant’s Chief Financial Officer (“CFO”) and must include a detailed description of the services proposed to be rendered. The CFO will determine whether such services:

(1) require specific pre-approval; (2) are included within the list of services that have received the general pre-approval of the Audit Committee pursuant to the Policy; or (3) have been previously pre-approved in connection with the independent auditor’s annual engagement letter for the applicable year or otherwise. In any instance where services require pre-approval, the Audit Committee will consider whether such services are consistent with SEC’s rules and whether the provision of such services would impair the auditor’s independence.

Requests or applications to provide services that require specific pre-approval by the Audit Committee will be submitted to the Audit Committee by the CFO. The Audit Committee will be informed by the CFO on a quarterly basis of all services rendered by the independent auditor. The Audit Committee has delegated specific pre-approval authority to either the Audit Committee Chair or financial expert, provided that the estimated fee for any such proposed pre-approved service does not exceed $100,000 and any pre-approval decisions are reported to the Audit Committee at its next regularly-scheduled meeting.

Services that have received the general pre-approval of the Audit Committee are identified and described in the Policy. In addition, the Policy sets forth a maximum fee per engagement with respect to each identified service that has received general pre-approval.

All services to be provided by the independent auditor shall be provided pursuant to a signed written engagement letter with the Registrant, the investment adviser, or applicable control affiliate (except that matters as to which an engagement letter would be impractical because of timing issues or because the matter is small may not be the subject of an engagement letter) that sets forth both the services to be provided by the independent auditor and the total fees to be paid to the independent auditor for those services.

In addition, the Audit Committee has determined to take additional measures on an annual basis to meet the Audit Committee’s responsibility to oversee the work of the independent auditor and to assure the auditor’s independence from the Registrant, such as (a) reviewing a formal written statement from the independent auditor delineating all relationships between the independent auditor and the Registrant, and (b) discussing with the independent auditor the independent auditor’s methods and procedures for ensuring independence.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (PwC):

	2021	2020
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (E&Y):

	2021	2020
Audit-Related Fees	None	None
Tax Fees	None	None
All Other Fees	None	None

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (D&T):

	2021	2020
Audit-Related Fees	None	None
Tax Fees	None	None
All Other Fees	None	None

(f) Not applicable.

(g) The aggregate non-audit fees and services billed by PwC for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last two fiscal years ended July 31st were $91,473 and $350,991 for 2021 and 2020 respectively.

(g) The aggregate non-audit fees and services billed by E&Y for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last two fiscal years ended July 31st were $0 and $0 for 2021 and 2020 respectively.

(g) The aggregate non-audit fees and services billed by D&T for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last two fiscal-years-ended July 31st were $0 and $0 for 2021 and 2020, respectively.

(h) During the past fiscal year, all non-audit services provided by the Registrant’s principal accountant to either the Registrant’s investment adviser or to any entity controlling, controlled by, or under common control with the Registrant’s investment adviser that provides ongoing services to the Registrant were pre-approved by the Audit Committee of Registrant’s Board of Trustees. Included in the Audit Committee’s pre-approval of these non-audit service were the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant’s independence.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)), as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Exchange Act (17 CFR § 240.13a-15(b) or § 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.3a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Items 13.	Exhibits.

(a)(1) A copy of the Registrant’s Code of Ethics, as required by Item 2 of this Form, accompanies this filing as an exhibit.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), is filed herewith.

(b) Officer certifications, as required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)), also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund III

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: October 7, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Michael Beattie
Michael Beattie, President

Date: October 7, 2021

By (Signature and Title)	/s/ Andrew Metzger
Andrew Metzger,
Treasurer, Controller, and CFO

Date: October 7, 2021